                PANORAMA SERIES FUND, INC.
                      Growth Portfolio
         Supplement dated September 30, 2004 to the
               Prospectus dated April 29, 2004

This supplement  amends the Prospectus dated April 29, 2004, and is in addition to the supplement dated July 6, 2004.

1.  The  following  two   paragraphs  are  added  after  the
section titled "Portfolio Managers" on page 10:

    PENDING  LITIGATION.  Six law suits have been filed as
    putative  derivative  and class  actions  against  the
    Fund's  investment  Manager,  Distributor and Transfer
    Agent,  some of the  Oppenheimer  funds and  Directors
    or  Trustees  of some of those  funds,  excluding  the
    Fund. The complaints  allege that the Manager  charged
    excessive  fees  for  distribution  and  other  costs,
    improperly  used  assets  of the  funds in the form of
    directed  brokerage  commissions and 12b-1 fees to pay
    brokers to promote  sales of  Oppenheimer  funds,  and
    failed to  properly  disclose  the use of fund  assets
    to  make   those   payments   in   violation   of  the
    Investment  Company  Act and the  Investment  Advisers
    Act of 1940.  The  complaints  further  allege that by
    permitting  and/or  participating  in  those  actions,
    the  defendant   Directors  breached  their  fiduciary
    duties  to  fund  shareholders  under  the  Investment
    Company  Act and at common  law.  Those law suits were
    filed  on  August  31,   2004,   September   3,  2004,
    September  14, 2004,  September  14,  2004,  September
    21, 2004 and  September  22,  2004,  respectively,  in
    the U.S.  District Court for the Southern  District of
    New   York.    The   complaints    seek    unspecified
    compensatory and punitive  damages,  rescission of the
    funds' investment advisory  agreements,  an accounting
    of all fees  paid,  and an award  of  attorneys'  fees
    and litigation expenses.

    The  Manager  and the  Distributor  believe the claims
    asserted in these law suits to be without  merit,  and
    intend to defend  the suits  vigorously.  The  Manager
    and the  Distributor  do not believe  that the pending
    actions are likely to have a material  adverse  affect
    on the  Fund or on  their  ability  to  perform  their
    respective   investment   advisory   or   distribution
    agreements with the Fund.

September 30, 2004                                      PS0608.006

PANORAMA SERIES FUND, INC.
                   Total Return Portfolio
         Supplement dated September 30, 2004 to the
              Prospectus dated April 29, 2004

This supplement  amends the Prospectus dated April 29, 2004, and is in addition to the supplement dated July 6, 2004.

1.  The  following  two   paragraphs  are  added  after  the
section titled "Portfolio Managers" on page 14:

    PENDING  LITIGATION.  Six law suits have been filed as
    putative  derivative  and class  actions  against  the
    Fund's  investment  Manager,  Distributor and Transfer
    Agent,  some of the  Oppenheimer  funds and  Directors
    or  Trustees  of some of those  funds,  excluding  the
    Fund. The complaints  allege that the Manager  charged
    excessive  fees  for  distribution  and  other  costs,
    improperly  used  assets  of the  funds in the form of
    directed  brokerage  commissions and 12b-1 fees to pay
    brokers to promote  sales of  Oppenheimer  funds,  and
    failed to  properly  disclose  the use of fund  assets
    to  make   those   payments   in   violation   of  the
    Investment  Company  Act and the  Investment  Advisers
    Act of 1940.  The  complaints  further  allege that by
    permitting  and/or  participating  in  those  actions,
    the  defendant   Directors  breached  their  fiduciary
    duties  to  fund  shareholders  under  the  Investment
    Company  Act and at common  law.  Those law suits were
    filed  on  August  31,   2004,   September   3,  2004,
    September  14, 2004,  September  14,  2004,  September
    21, 2004 and  September  22,  2004,  respectively,  in
    the U.S.  District Court for the Southern  District of
    New   York.    The   complaints    seek    unspecified
    compensatory and punitive  damages,  rescission of the
    funds' investment advisory  agreements,  an accounting
    of all fees  paid,  and an award  of  attorneys'  fees
    and litigation expenses.

    The  Manager  and the  Distributor  believe the claims
    asserted in these law suits to be without  merit,  and
    intend to defend  the suits  vigorously.  The  Manager
    and the  Distributor  do not believe  that the pending
    actions are likely to have a material  adverse  affect
    on the  Fund or on  their  ability  to  perform  their
    respective   investment   advisory   or   distribution
    agreements with the Fund.

September 30, 2004                        609PS.007

PANORAMA SERIES FUND, INC.
              Government Securities Portfolio
         Supplement dated September 30, 2004 to the
              Prospectus dated April 29, 2004

This supplement  amends the Prospectus dated April 29, 2004, and is in addition to the supplement dated July 6, 2004.

1.  The  following  two   paragraphs  are  added  after  the
section titled "Portfolio Managers" on page 12:

    PENDING  LITIGATION.  Six law suits have been filed as
    putative  derivative  and class  actions  against  the
    Fund's  investment  Manager,  Distributor and Transfer
    Agent,  some of the  Oppenheimer  funds and  Directors
    or  Trustees  of some of those  funds,  excluding  the
    Fund. The complaints  allege that the Manager  charged
    excessive  fees  for  distribution  and  other  costs,
    improperly  used  assets  of the  funds in the form of
    directed  brokerage  commissions and 12b-1 fees to pay
    brokers to promote  sales of  Oppenheimer  funds,  and
    failed to  properly  disclose  the use of fund  assets
    to  make   those   payments   in   violation   of  the
    Investment  Company  Act and the  Investment  Advisers
    Act of 1940.  The  complaints  further  allege that by
    permitting  and/or  participating  in  those  actions,
    the  defendant   Directors  breached  their  fiduciary
    duties  to  fund  shareholders  under  the  Investment
    Company  Act and at common  law.  Those law suits were
    filed  on  August  31,   2004,   September   3,  2004,
    September  14, 2004,  September  14,  2004,  September
    21, 2004 and  September  22,  2004,  respectively,  in
    the U. S.  District  Court for the  Southern  District
    of  New  York.   The   complaints   seek   unspecified
    compensatory and punitive  damages,  rescission of the
    funds' investment advisory  agreements,  an accounting
    of all fees  paid,  and an award  of  attorneys'  fees
    and litigation expenses.

    The  Manager  and the  Distributor  believe the claims
    asserted in these law suits to be without  merit,  and
    intend to defend  the suits  vigorously.  The  Manager
    and the  Distributor  do not believe  that the pending
    actions are likely to have a material  adverse  affect
    on the  Fund or on  their  ability  to  perform  their
    respective   investment   advisory   or   distribution
    agreements with the Fund.

September 30, 2004                              PS613.005

PANORAMA SERIES FUND, INC.
          Oppenheimer International Growth Fund/VA
         Supplement dated September 30, 2004 to the
              Prospectus dated April 29, 2004

This supplement  amends the Prospectus dated April 29, 2004, and is in addition to the supplement dated July 6, 2004.

1.  The  following  two   paragraphs  are  added  after  the
section titled "Portfolio Managers" on page 12:

    PENDING  LITIGATION.  Six law suits have been filed as
    putative  derivative  and class  actions  against  the
    Fund's  investment  Manager,  Distributor and Transfer
    Agent,  some of the  Oppenheimer  funds and  Directors
    or  Trustees  of some of those  funds,  excluding  the
    Fund. The complaints  allege that the Manager  charged
    excessive  fees  for  distribution  and  other  costs,
    improperly  used  assets  of the  funds in the form of
    directed  brokerage  commissions and 12b-1 fees to pay
    brokers to promote  sales of  Oppenheimer  funds,  and
    failed to  properly  disclose  the use of fund  assets
    to  make   those   payments   in   violation   of  the
    Investment  Company  Act and the  Investment  Advisers
    Act of 1940.  The  complaints  further  allege that by
    permitting  and/or  participating  in  those  actions,
    the  defendant   Directors  breached  their  fiduciary
    duties  to  fund  shareholders  under  the  Investment
    Company  Act and at common  law.  Those law suits were
    filed  on  August  31,   2004,   September   3,  2004,
    September  14, 2004,  September  14,  2004,  September
    21, 2004 and  September  22,  2004,  respectively,  in
    the U. S.  District  Court for the  Southern  District
    of  New  York.   The   complaints   seek   unspecified
    compensatory and punitive  damages,  rescission of the
    funds' investment advisory  agreements,  an accounting
    of all fees  paid,  and an award  of  attorneys'  fees
    and litigation expenses.

    The  Manager  and the  Distributor  believe the claims
    asserted in these law suits to be without  merit,  and
    intend to defend  the suits  vigorously.  The  Manager
    and the  Distributor  do not believe  that the pending
    actions are likely to have a material  adverse  affect
    on the  Fund or on  their  ability  to  perform  their
    respective   investment   advisory   or   distribution
    agreements with the Fund.

September 30, 2004                        616PS.003